Intangible Assets and Goodwill - Changes In Carrying Amount Of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 330,555	$ 446,767
Impairment	(50,858)	(117,024)
Measurement period adjustments		812
Ending balance	$ 279,697	$ 330,555